Pension and Non-pension Post-employment Benefit Plans - Plan Balances Reported on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	$ (77.0)	$ (107.5)
Current other post-employment benefit obligations	(0.1)	(0.3)
Non-current net defined benefit asset (note 9)	7.1	5.1
Excess (deficiency) of plan assets over accrued benefit obligations	(70.0)	(102.7)
Pension Plan
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(13.1)	(20.7)
Current other post-employment benefit obligations	0.0	0.0
Non-current net defined benefit asset (note 9)	7.1	5.1
Excess (deficiency) of plan assets over accrued benefit obligations	(6.0)	(15.6)
Other benefit plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(63.9)	(86.8)
Current other post-employment benefit obligations	(0.1)	(0.3)
Non-current net defined benefit asset (note 9)	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	$ (64.0)	$ (87.1)